Stockholders deficit (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Jan. 31, 2014 D
Common Stock 1		7,359,399
Common Stock 2		$ 0.0116
Common Stock 3		$ 0.0156
Common Stock 4		0.0162
Common Stock 5		0.0218
Common Stock 6		91,140
Common Stock 7		84,156
Common Stock 8		6,156,153
Common Stock 9		0.027
Common Stock 10		$ 0.031
Common Stock 11		180,000
Common Stock 12		0.038
Common Stock 13		0.044
Common Stock 14		4,859,073
Common Stock 15		0.027
Common Stock 16		$ 0.033
Common Stock 17		150,004
Common Stock 18		0.027
Common Stock 19		0.047
Common Stock 20		19,861,870
Common Stock 21		18,033,814
Common Stock 22		1,828,056
Common Stock 23		855,314
Common Stock 24		2,000,000
Common Stock 25		$ 0.02844
Common Stock 26		56,880
Common Stock 27		0.03982
Common Stock 28		84,615
Common Stock 29		21,757
Common Stock 30		62,858
Common Stock 31		2,209,596
Common Stock 32		$ 0.03168
Common Stock 33		70,000
Common Stock 34		0.04435
Common Stock 35		2,000,715
Common Stock 36		$ 0.02799
Common Stock 37		56,000
Common Stock 38		0.03919
Common Stock 39		2,646,199
Common Stock 40		2,500,000
Common Stock 41		146,199
Common Stock 42		10,000,000
Common Stock 43		10,000,000
Common Stock 44		200.00%
Common Stock 45		27.50%
Common Stock 46		185,000,000
Common Stock 47		22,874,405
Common Stock 48		200,000
Common Stock 49		3,448,276
Common Stock 50		40,000
Common Stock 51		0.0162
Common Stock 52		1,526,718
Common Stock 53		20,000
Common Stock 54		0.0183
Common Stock 55		22,141
Common Stock 56		3,033,618
Common Stock 57		2,500,000
Common Stock 58		533,618
Common Stock 59		31,270,958
Common Stock 60		255,000
Common Stock 61		25,000
Common Stock 62		5,000
Common Stock 63		113,815,732
Common Stock 64		1,635,000
Common Stock 65		18,001,184
Common Stock 66		182,043
Common Stock 67		0.0116
Common Stock 68		0.0173
Common Stock 69		4,263,989
Common Stock 70		3,587,165
Common Stock 71		678,824
Common Stock 72		2,934,763
Common Stock 73		61,938
Common Stock 74		7,682
Common Stock 75		423,135
Common Stock 76		0.0263
Common Stock 77		2,157,497
Common Stock 78		50,000
Common Stock 79		0.0324
Common Stock 80		8,000,000
Common Stock 81		20.00%
Common Stock 82		244,500,000
Common Stock 83		244,500,000
Common Stock 84		21
Common Stock 85		1,225,000
Common Stock 86		30,163
Stockholders Deficit 1	5,023,256
Stockholders Deficit 2	50.00%
Stockholders Deficit 3	(2,511,628)
Stockholders Deficit 4	2,511,628
Stockholders Deficit 5	54,000
Stockholders Deficit 6	1,000,000
Stockholders Deficit 7	3,730,174
Stockholders Deficit 8	1,592,769
Stockholders Deficit 9	17,500
Stockholders Deficit 10	500,000
Stockholders Deficit 11	0.028
Stockholders Deficit 12	6,440
Stockholders Deficit 13	34,214,226
Stockholders Deficit 14	456,923
Stockholders Deficit 15	55,673
Stockholders Deficit 16	279,720
Stockholders Deficit 17	27,921,422
Stockholders Deficit 18	0.008
Stockholders Deficit 19	0.012
Stockholders Deficit 20	6,424,979
Stockholders Deficit 21	73,000
Stockholders Deficit 22	0.015
Stockholders Deficit 23	0.021
Stockholders Deficit 24	903,500
Stockholders Deficit 25	$ 0.376
Stockholders Deficit 26	903,500
Stockholders Deficit 27	85,476,124
Stockholders Deficit 28	$ 0.046
Stockholders Deficit 29	83,595,473
Stockholders Deficit 30	0.047
Stockholders Deficit 31	$ 8,424